UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
 (Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White, Jr.
Dechert LLP	Thomas White International, Ltd.
1900 K Street NW	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028
(Name and address of agent for service)

(312) 663-8300
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio (Unaudited)			January 31, 2016

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (94.3%)
	BELGIUM (2.8%)
	Ageas +	Insurance	160,000	$ 6,491,809
	UCB S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	114,600	9,816,787
				16,308,596

	CANADA (1.0%)
	Royal Bank of Canada	Banks	112,000	5,800,271

	CHINA (3.1%)
	Alibaba Group Holding Ltd. ADR *#	Software & Services	33,200	2,225,396
	Baidu, Inc. ADR *	Software & Services	15,100	2,465,377
	Bank of China Limited - H Shares +	Banks	9,293,100	3,678,342
	NetEase, Inc. ADR	Software & Services	16,600	2,591,924
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	853,000	3,893,727
	Tencent Holdings Limited +	Software & Services	149,500	2,824,365
				17,679,131

	DENMARK (3.6%)
	PANDORA A/S+	Consumer Durables & Apparel	156,200	20,858,310

	FRANCE (9.5%)
	Airbus Group SE +	Capital Goods	112,400	7,069,690
	Cap Gemini SA +	Software & Services	86,400	7,892,058
	Christian Dior SA +	Consumer Durables & Apparel	46,850	7,934,061
	Compagnie Generale des Etablissements Michelin +	Automobiles & Components	29,900	2,749,864
	Eiffage +	Capital Goods	62,500	4,312,082
	Safran SA +	Capital Goods	86,000	5,611,832
	Societe BIC SA +	Commercial & Professional Services	36,900	6,015,986
	Societe Generale +	Banks	169,600	6,489,135
	Total SA +	Energy	161,000	7,163,431
				55,238,139

	GERMANY (5.8%)
	Bayer Aktiengesellschaft +	Materials	76,300	8,559,060
	Continental Aktiengesellschaft +	Automobiles & Components	21,300	4,448,116
	Deutsche Boerse AG +	Diversified Financials	32,800	2,788,444
	Deutsche Telekom AG +	Telecommunication Services	332,500	5,771,991
	Fresenius SE & Co KGaA +	Health Care Equipment & Services	43,400	2,871,749
	Hochtief AG +	Banks	43,100	3,970,954
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	28,100	5,382,581
				33,792,895

	HONG KONG (6.3%)
	AIA Group Limited +	Insurance	754,000	4,219,335
	CK Hutchison Holdings Limited +	Capital Goods	1,172,232	14,576,022
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	1,308,000	2,287,814
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	4,074,000	15,422,834
				36,506,005

	INDIA (2.1%)
	Infosys Limited ADR #	Software & Services	565,700	10,131,687
	Tata Motors Limited *+	Automobiles & Components	397,700	1,994,093
				12,125,780

	IRELAND (2.2%)
	CRH PLC +	Materials	174,600	4,658,711
	Ryanair Holdings PLC +	Transportation	526,890	7,829,792
				12,488,503

	ITALY (1.2%)
	Intesa Sanpaolo S.p.A.+	Banks	2,424,300	6,909,650

	JAPAN (21.5%)
	Astellas Pharma Inc. +	Pharmaceuticals, Biotechnology & Life Sciences	473,500	6,564,762
	HONDA MOTOR CO., LTD. +	Automobiles & Components	215,600	5,843,784
	Hoya Corp +	Technology Hardware & Equipment	145,500	5,621,003
	ITOCHU Corporation +	Capital Goods	498,500	5,893,973
	Japan Tobacco Inc. +	Food, Beverage & Tobacco	336,500	13,147,862
	Kansai Paint Co., Ltd. +	Materials	384,400	5,362,822
	Mitsubishi UFJ Financial Group, Inc. +	Banks	2,483,600	12,799,248

NIPPON TELEGRAPH AND TELEPHONE CORPORATION +	Telecommunication Services	223,500	9,507,811
Nissan Motor Co., Ltd. +	Automobiles & Components	845,400	8,384,870
Nomura Holdings, Inc. +	Diversified Financials	1,369,800	7,486,448
ORIX Corporation +	Diversified Financials	402,700	5,715,218
Sekisui House, Ltd. +	Consumer Durables & Apparel	418,400	6,575,722
SoftBank Corp. +	Telecommunication Services	149,800	6,629,289
Sundrug Co., Ltd. +	Food & Staples Retailing	203,600	13,491,790
TDK CORPORATION +	Technology Hardware & Equipment	62,700	3,437,581
Tokio Marine Holdings, Inc. +	Insurance	140,400	5,024,090
West Japan Railway Company +	Transportation	50,400	3,263,998
			124,750,271

MEXICO (0.9%)
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	986,700	5,140,833

NETHERLANDS (7.4%)
Heineken NV +	Food, Beverage & Tobacco	101,600	8,834,979
ING Groep N.V. GDR +	Diversified Financials	468,200	5,404,506
Koninklijke Ahold N.V. +	Food & Staples Retailing	760,300	17,257,401
NN Group NV +	Insurance	166,300	5,635,779
Randstad Holding nv +	Commercial & Professional Services	107,000	5,848,818
			42,981,483

PANAMA (0.6%)
Banco Latinoamericano de Comercio Exterior, S.A.	Banks	137,300	3,201,836

SOUTH AFRICA (2.2%)
Mondi Ltd +	Materials	152,800	2,537,976
Remgro Limited +	Diversified Financials	459,700	7,325,437
Steinhoff International Holdings N.V.	Consumer Durables & Apparel	610,700	2,933,313
			12,796,726

SOUTH KOREA (1.5%)
Korea Electric Power Corporation +	Utilities	128,000	5,637,800
SK Telecom Co., Ltd. +	Telecommunication Services	15,800	2,768,056
			8,405,856

SPAIN (1.0%)
Grifols, S.A.+	Pharmaceuticals, Biotechnology & Life Sciences	269,600	5,650,800

SWEDEN (1.0%)
Swedish Match AB+	Food, Beverage & Tobacco	164,600	5,853,321

SWITZERLAND (2.5%)
Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	32,100	8,351,162
UBS Group AG +	Diversified Financials	383,200	6,326,938
			14,678,100

TAIWAN (1.9%)
Catcher Technology Co., Ltd +	Technology Hardware & Equipment	231,000	1,726,075
Pegatron Corporation +	Technology Hardware & Equipment	1,270,000	2,900,567
Taiwan Semiconductor Manufacturing Company Ltd. ADR	Semiconductors & Semiconductor Equipment	275,100	6,148,485
			10,775,127

TURKEY (0.4%)
Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	373,900	2,582,436

UNITED KINGDOM (15.8%)
BP p.l.c. +	Energy	1,341,500	7,268,634
British American Tobacco p.l.c. +	Food, Beverage & Tobacco	299,800	16,667,563
BT Group plc +	Telecommunication Services	1,225,200	8,522,146
Carnival plc +	Consumer Services	103,800	5,173,867
Experian PLC +	Commercial & Professional Services	367,900	6,282,182
International Consolidated Airlines Group SA +	Transportation	724,900	5,604,983
Provident Financial plc +	Diversified Financials	149,500	6,289,584
RELX NV +	Media	374,904	6,273,458
Smith & Nephew PLC +	Health Care Equipment & Services	321,200	5,350,511
Taylor Wimpey plc +	Consumer Durables & Apparel	1,208,300	3,329,631
Unilever NV +	Household & Personal Products	140,400	6,261,548
WH Smith PLC +	Retailing	542,400	14,303,029
			91,327,136

Total Common Stocks			(Cost $526,050,142)		545,851,205

PREFERRED STOCK (1.5%)
GERMANY (1.5%)
		Henkel AG & Co. KGaA+	Household & Personal Products	82,400	8,744,945

Total Preferred Stock			(Cost $6,877,404)		8,744,945

HELD AS COLLATERAL
FOR SECURITIES LENDING
U.S. GOVERNMENT OBLIGATIONS (2.0%)
		U.S. Treasury Notes:		Principal Amount
		0.875% due 04/15/2017	4/15/2017	$ 112,117	112,117
		0.875% due 05/15/2017	5/15/2017	160,684	160,684
		0.625% due 05/31/2017	5/31/2017	99,421	99,421
		2.750% due 05/31/2017	5/31/2017	87,842	87,842
		0.625% due 08/31/2017	8/31/2017	204,370	204,370
		1.875% due 09/30/2017	9/30/2017	1,223,546	1,223,546
		0.750% due 12/31/2017	12/31/2017	276,885	276,885
		1.000% due 03/15/2018	3/15/2018	32,732	32,732
		1.625% due 03/31/2019	3/31/2019	407,516	407,516
		3.125% due 05/15/2019	5/15/2019	411,632	411,632
		1.500% due 11/30/2019	11/30/2019	3,004	3,004
		1.625% due 12/31/2019	12/31/2019	38,230	38,230
		1.375% due 04/30/2020	4/30/2020	9,512	9,512
		3.500% due 05/15/2020	5/15/2020	67,745	67,745
		1.375% due 05/31/2020	5/31/2020	1,313,468	1,313,468
		1.500% due 05/31/2020	5/31/2020	753,928	753,928
		1.375% due 08/31/2020	8/31/2020	462,509	462,509
		1.375% due 10/31/2020	10/31/2020	67,149	67,149
		2.125% due 08/15/2021	8/15/2021	114,834	114,834
		2.125% due 09/30/2021	9/30/2021	1,292,808	1,292,808
		2.000% due 10/31/2021	10/31/2021	382,851	382,851
		2.000% due 11/15/2021	11/15/2021	3,008	3,008
		1.750% due 02/28/2022	2/28/2022	10,650	10,650
		1.750% due 03/31/2022	3/31/2022	996,479	996,479
		2.125% due 06/30/2022	6/30/2022	235,678	235,678
		2.750% due 02/15/2024	2/15/2024	109,662	109,662
		2.375% due 08/15/2024	8/15/2024	2,220,261	2,220,261
		2.250% due 11/15/2024	11/15/2024	176,830	176,830
		2.000% due 02/15/2025	2/15/2025	297,492	297,492
					11,572,843

Total U.S. Government Obligations			(Cost $11,572,843)		11,572,843

SHORT TERM INVESTMENTS (0.1%)
U.S. GOVERNMENT OBLIGATIONS (0.1%)
		U.S. Treasury Notes:		Principal Amount
		0.250% due at 02/29/2016	2/29/2016	$ 2,963	2,963
		3.000% due at 09/30/2016	9/30/2016	748,916	748,916
					751,879

Total Short Term Investments			(Cost $751,879)		751,879

Total held as collateral for securities lending			(Cost $12,324,722)		$ 12,324,722

Total Investments	97.9%		(Cost $545,252,268)		$ 566,920,872
Other Assets, Less Liabilities	2.1%				11,938,041
Total Net Assets:	100.00%				$ 578,858,913

*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2016
+	Fair Valued Security
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows^:

Cost of Investments	$545,252,268
Gross unrealized appreciation	60,172,059
Gross unrealized depreciation	(38,503,455)
Net unrealized appreciation	$21,668,604

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2016 all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2016, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$–	$16,308,596	$–	$16,308,596
Canada	5,800,271	–	–	5,800,271
China	7,282,697	10,396,434	–	17,679,131
Denmark	–	20,858,310	–	20,858,310
France	–	55,238,139	–	55,238,139
Germany	–	33,792,895	–	33,792,895
Hong Kong	–	36,506,005	–	36,506,005
India	10,131,687	1,994,093	–	12,125,780
Ireland	–	12,488,503	–	12,488,503
Italy	–	6,909,650	–	6,909,650
Japan	–	124,750,271	–	124,750,271
Mexico	5,140,833	–	–	5,140,833
Netherlands	–	42,981,483	–	42,981,483
Panama	3,201,836	–	–	3,201,836
South Africa	2,933,313	9,863,413	–	12,796,726
South Korea	–	8,405,856	–	8,405,856
Spain	–	5,650,800	–	5,650,800
Sweden	–	5,853,321	–	5,853,321
Switzerland	–	14,678,100	–	14,678,100
Taiwan	6,148,485	4,626,642	–	10,775,127
Turkey	–	2,582,436	–	2,582,436
United Kingdom	–	91,327,136	–	91,327,136
Total Common Stocks	$40,639,122	$505,212,083	$–	$545,851,205

Preferred Stocks
Germany	$–	$8,744,945	$–	$8,744,945
Total Preferred Stocks	$–	$8,744,945	$–	$8,744,945

U.S. Government Obligations	$–	$11,572,843	$–	$11,572,843
Short Term Investments	$–	$751,879	$–	$751,879
Total Investments	$40,639,122	$526,281,750	$–	$566,920,872

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for  purposes of fair market valuation. In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio (Unaudited)			January 31, 2016

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (95.0%)
	BRAZIL (3.4%)
	Embraer S.A.	Capital Goods	105,500	$ 758,583
	Hypermarcas S.A. *	Household & Personal Products	120,300	672,210
	JBS SA	Food, Beverage & Tobacco	195,800	528,686
	Ultrapar Participacoes S.A.	Energy	40,800	605,706
				2,565,185

	CHILE (0.5%)
	Banco de Chile	Banks	3,585,506	369,256

	CHINA (24.5%)
	Alibaba Group Holding Ltd. ADR *#	Software & Services	27,100	1,816,513
	Baidu, Inc. ADR *#	Software & Services	13,500	2,204,145
	Bank of China Limited - H Shares +	Banks	5,000,100	1,979,111
	China Biologic Products Inc.*#	Pharmaceuticals, Biotechnology & Life Sciences	9,900	1,269,873
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	1,114,000	626,257
	Dongfeng Motor Group Company Limited +	Automobiles & Components	600,000	712,154
	Hollysys Automation Technologies Ltd. #	Technology Hardware & Equipment	49,800	916,818
	Lenovo Group Limited +	Technology Hardware & Equipment	1,139,000	1,021,693
	NetEase, Inc. ADR	Software & Services	15,900	2,482,626
	PICC Property and Casualty Company Limited +	Insurance	574,000	986,850
	Ping An Insurance (Group) Company of China Limited- H Shares +	Insurance	294,200	1,342,948
	Sinopharm Group Co. Ltd. - H Shares +	Health Care Equipment & Services	286,800	1,003,593
	Tencent Holdings Limited +	Software & Services	126,100	2,382,291
				18,744,872

	HONG KONG (20.4%)
	AIA Group Limited +	Insurance	600,200	3,358,680
	Beijing Enterprises Holdings Limited +	Capital Goods	211,900	1,062,452
	China Overseas Land & Investment Limited +	Real Estate	388,000	1,112,178
	China Unicom (Hong Kong) Limited +	Telecommunication Services	1,189,700	1,317,967
	CK Hutchison Holdings Limited +	Capital Goods	238,500	2,965,608
	Guangdong Investment Limited +	Utilities	1,338,500	1,714,330
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	427,000	746,863
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	869,500	3,291,643
				15,569,721

	INDIA (9.2%)
	Axis Bank Limited +	Banks	113,300	688,914
	Infosys Limited +	Software & Services	99,800	1,723,822
	Infosys Limited ADR #	Software & Services	77,600	1,389,816
	Mahindra & Mahindra Ltd. GDR +#	Automobiles & Components	50,549	903,788
	NTPC Limited +	Utilities	574,100	1,212,389
	Tata Motors Limited *+	Automobiles & Components	221,517	1,110,703
				7,029,432

	INDONESIA (1.0%)
	PT Astra International Tbk+	Automobiles & Components	1,696,500	804,027

	MEXICO (4.0%)
	Gentera S.A.B. de C.V.	Diversified Financials	438,800	787,228
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	333,800	1,739,141
	Grupo Sanborns S.A.B. de C.V.	Retailing	442,100	572,803
				3,099,172

	PANAMA (2.1%)
	Banco Latinoamericano de Comercio Exterior, S.A. #	Banks	68,500	1,597,420

	PHILIPPINES (2.9%)
	Alliance Global Group, Inc. +	Capital Goods	1,408,200	440,015
	Universal Robina Corporation +	Food, Beverage & Tobacco	427,100	1,741,013
				2,181,028

	POLAND (0.5%)

ING Bank Slaski S.A.+	Banks	15,200	406,815

RUSSIA (0.8%)
Magnit OJSC GDR+	Food & Staples Retailing	15,700	616,171

SOUTH AFRICA (6.3%)
Mediclinic International Limited +	Health Care Equipment & Services	58,318	442,370
Mondi Ltd +	Materials	67,400	1,119,500
Remgro Limited +	Diversified Financials	122,100	1,945,694
Steinhoff International Holdings N.V.	Consumer Durables & Apparel	269,677	1,295,313
			4,802,877

SOUTH KOREA (11.6%)
Coway Co Ltd+	Consumer Durables & Apparel	17,700	1,438,217
Korea Electric Power Corporation +	Utilities	79,200	3,488,389
LG Display Co., Ltd. +	Technology Hardware & Equipment	62,200	1,133,506
NAVER Corporation +	Software & Services	1,118	590,168
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	690	666,065
SK Telecom Co., Ltd. +	Telecommunication Services	8,875	1,554,841
			8,871,186

TAIWAN (5.9%)
Catcher Technology Co., Ltd +	Technology Hardware & Equipment	114,000	851,829
Pegatron Corporation +	Technology Hardware & Equipment	288,000	657,766
Taiwan Semiconductor Manufacturing Company Ltd. +	Semiconductors & Semiconductor Equipment	697,000	2,974,075
			4,483,670

THAILAND (0.9%)
Thai Union Group Public Company Limited+	Food, Beverage & Tobacco	1,338,600	694,084

TURKEY (1.0%)
Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	107,000	739,023

Total Common Stocks	(Cost $79,349,591)		72,573,939

PREFERRED STOCK (0.6%)
BRAZIL (0.6%)
Itau Unibanco Holding S.A.	Banks	73,590	459,040

Total Preferred Stock	(Cost $907,152)		459,040

SHORT TERM INVESTMENT (4.2%)
MONEY MARKET FUND (4.2%)
Northern Institutional Treasury Portfolio, 0.21% (a)		3,254,143	3,254,143

Total Short Term Investment	(Cost $3,254,143)		3,254,143

HELD AS COLLATERAL
FOR SECURITES LENDING
U.S. GOVERNMENT OBLIGATIONS (0.0%)
U.S. Treasury Notes:		Principal Amount
0.875% due 04/15/2017		$ 67	67
0.625% due 05/31/2017		59	59
2.750% due 05/31/2017		52	52
0.625% due 08/31/2017		121	121
0.750% due 12/31/2017		165	165
1.000% due 03/15/2018		19	19
1.625% due 03/31/2019		242	242
1.500% due 11/30/2019		2	2
1.625% due 12/31/2019		23	23
1.375% due 04/30/2020		6	6
3.500% due 05/15/2020		23	23
1.375% due 08/31/2020		275	275
1.375% due 10/31/2020		40	40
2.125% due 08/15/2021		68	68
2.000% due 10/31/2021		15	15
2.000% due 11/15/2021		2	2

		1.750% due 02/28/2022		6	6
		1.750% due 03/31/2022		130	130
		2.750% due 02/15/2024		65	65
		2.375% due 08/15/2024		587	587
		2.250% due 11/15/2024		105	105
		2.000% due 02/15/2025		177	177
					2,249

Total U.S. Government Obligations			(Cost $2,249)		2,249

SHORT TERM INVESTMENTS (10.7%)
MONEY MARKET FUND (10.7%)
		Northern Institutional Liquid Asset Portfolio, 0.37% (a)		8,149,933	8,149,933

U.S. GOVERNMENT OBLIGATIONS (0.0%)
		U.S. Treasury Notes:		Principal Amount
		0.250% due 02/29/2016		$ 2	2
		3.000% due 09/30/2016		445	445
					447

Total Short Term Investments			(Cost $8,150,380)		8,150,380

Total held as collateral for securities lending			(Cost $8,152,629)		$ 8,152,629

Total Investments	110.5%		(Cost $91,663,515)		$ 84,439,751
Other Assets, Less Liabilities	(10.5)%				(8,057,235)
Total Net Assets:	100.0%				$ 76,382,516
*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2016
+	Fair Valued Security
(a)	7-day yield
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows^:

Cost of Investments	$91,663,515
Gross unrealized appreciation	5,926,272
Gross unrealized depreciation	(13,150,036)
Net unrealized depreciation	$(7,223,764)

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2016, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2016, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,565,185	$–	$–	$2,565,185
Chile	369,256	–	–	369,256
China	8,689,975	10,054,897	–	18,744,872
Hong Kong	–	15,569,721	–	15,569,721
India	1,389,816	5,639,616	–	7,029,432
Indonesia	–	804,027	–	804,027
Mexico	3,099,172	–	–	3,099,172
Panama	1,597,420	–	–	1,597,420
Philippines	–	2,181,028	–	2,181,028
Poland	–	406,815	–	406,815
Russia	–	616,171	–	616,171
South Africa	1,295,313	3,507,564	–	4,802,877
South Korea	–	8,871,186	–	8,871,186
Taiwan	–	4,483,670	–	4,483,670
Thailand	–	694,084	–	694,084
Turkey	–	739,023	–	739,023
Total Common Stocks	$19,006,137	$53,567,802	$–	$72,573,939

Preferred Stocks
Brazil	$459,040	$–	$–	$459,040
Total Preferred Stocks	$459,040	$–	$–	$459,040

U.S. Government Obligations	$–	$2,249	$–	$2,249
Short Term Investments	$11,404,076	$447	$–	$11,404,523
Total Investments	$30,869,253	$53,570,498	$–	$84,439,751

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio (Unaudited)		January 31, 2016

Industry	Issue	Shares	Value
	COMMON STOCKS (96.2%)
	AUTOMOBILES & COMPONENTS (3.0%)
	Autoliv, Inc.	2,800	$ 287,784
	Thor Industries, Inc.	8,150	427,304
	Visteon Corporation *	3,800	254,144
			969,232

	BANKS (4.2%)
	Associated Banc-Corp	28,300	496,665
	East West Bancorp, Inc.	13,450	436,049
	SunTrust Banks, Inc.	12,400	453,592
			1,386,306

	CAPITAL GOODS (4.2%)
	Huntington Ingalls Industries, Inc.	3,200	409,216
	Regal-Beloit Corporation	5,600	314,776
	Spirit AeroSystems Holdings, Inc. - Class A *	8,700	368,880
	W.W. Grainger, Inc.	1,400	275,366
			1,368,238

	COMMERCIAL & PROFESSIONAL SERVICES (3.9%)
	The ADT Corporation	11,000	325,380
	Copart, Inc. *	9,400	314,994
	Republic Services, Inc.	14,300	624,910
			1,265,284

	CONSUMER DURABLES & APPAREL (7.0%)
	Hanesbrands Inc.	11,500	351,555
	Helen of Troy Limited *	3,400	303,858
	Lennar Corporation - Class A	11,650	491,048
	NVR, Inc. *	325	536,575
	Pandora A/S ADR	17,800	594,698
			2,277,734

	CONSUMER SERVICES (0.5%)
	MGM Resorts International *	9,000	180,720

	DIVERSIFIED FINANCIALS (4.0%)
	Ameriprise Financial, Inc.	6,900	625,485
	Intercontinental Exchange, Inc.	1,300	342,940
	SEI Investments Company	8,550	335,502
			1,303,927

	ENERGY (2.5%)
	Tesoro Corporation	3,100	270,475
	Valero Energy Corporation	8,300	563,321
			833,796

	FOOD & STAPLES RETAILING (1.6%)
	The Kroger Co.	13,800	535,578

	FOOD, BEVERAGE & TOBACCO (3.2%)
	ConAgra Foods Inc.	13,350	555,894
	Molson Coors Brewing Company - Class B	2,400	217,152
	Reynolds American Inc.	5,410	270,230
			1,043,276

HEALTH CARE EQUIPMENT & SERVICES (9.4%)
AmerisourceBergen Corporation	5,600	501,536
Centene Corporation *	6,000	372,360
Humana, Inc.	4,800	781,392
Laboratory Corporation of America Holdings *	6,520	732,522
Zimmer Biomet Holdings, Inc.	6,850	679,931
		3,067,741

INSURANCE (4.5%)
Assurant, Inc.	4,600	374,026
Everest Re Group, Ltd.	1,700	304,198
The Hartford Financial Services Group, Inc.	12,000	482,160
Lincoln National Corporation	8,100	319,626
		1,480,010

MATERIALS (9.8%)
AptarGroup, Inc.	5,100	371,790
Ball Corporation	9,400	628,202
Celanese Corporation - Series A	4,700	299,249
The Scotts Miracle-Gro Company - Class A	9,000	618,120
The Sherwin-Williams Company	3,750	958,762
Silgan Holdings Inc.	6,500	343,655
		3,219,778

MEDIA (1.8%)
Cablevision Systems Corporation - Class A	18,000	574,380

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1.0%)
Jazz Pharmaceuticals Public Limited Company *	2,500	321,850

REITS (5.8%)
Brixmor Property Group, Inc.	24,400	649,528
Crown Castle International Corp.	4,100	353,420
Jones Lang LaSalle Incorporated	2,400	337,728
Welltower Inc.	8,800	547,536
		1,888,212

RETAILING (5.6%)
AutoNation, Inc. *	10,050	434,662
AutoZone, Inc. *	700	537,173
Foot Locker, Inc.	5,800	391,848
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,600	471,042
		1,834,725

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
ON Semiconductor Corporation *	56,900	487,064
Xilinx, Inc.	10,650	535,376
		1,022,440

SOFTWARE & SERVICES (8.0%)
Cadence Design Systems, Inc. *	17,900	350,124
DST Systems, Inc.	8,350	880,174
Global Payments Inc.	5,800	341,910
SolarWinds, Inc. *	8,400	503,580
Solera Holdings Inc.	6,450	349,977
Teradata Corporation *	8,000	194,720
		2,620,485

TECHNOLOGY HARDWARE & EQUIPMENT (1.8%)
Arrow Electronics, Inc. *	6,500	335,400
NetApp, Inc.	11,250	246,712
		582,112

TELECOMMUNICATION SERVICES (1.2%)
Telephone and Data Systems, Inc.	16,800	389,592

TRANSPORTATION (4.1%)
		Alaska Air Group, Inc.	5,050	355,520
		American Airlines Group Inc.	8,400	327,516
		Delta Air Lines, Inc.	11,400	504,906
		Hertz Global Holdings, Inc. *	17,200	156,176
				1,344,118

UTILITIES (6.0%)
		Ameren Corporation	8,200	368,344
		CMS Energy Corporation	12,850	499,608
		DTE Energy Company	7,000	595,070
		Great Plains Energy Incorporated	17,950	500,446
				1,963,468

Total Common Stocks		(Cost $26,588,241)		31,473,002

Total Investments	96.2%	(Cost $26,588,241)		$ 31,473,002
Other Assets, Less Liabilities	3.8%			1,227,524
Total Net Assets:	100.0%			$ 32,700,526

*	Non-Income Producing Securities
ADR -	American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS
was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows^:

Cost of Investments	$26,588,241
Gross unrealized appreciation	6,183,623
Gross unrealized depreciation	(1,298,862)
Net unrealized appreciation	$4,884,761

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2016 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2016, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2016, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$969,232	$–	$–	$969,232
Banks	1,386,306	–	–	1,386,306
Capital Goods	1,368,238	–	–	1,368,238
Commercial & Professional Services	1,265,284	–	–	1,265,284
Consumer Durables & Apparel	2,277,734	–	–	2,277,734
Consumer Services	180,720	–	–	180,720
Diversified Financials	1,303,927	–	–	1,303,927
Energy	833,796	–	–	833,796
Food & Staples Retailing	535,578	–	–	535,578
Food, Beverage & Tobacco	1,043,276	–	–	1,043,276
Health Care Equipment & Services	3,067,741	–	–	3,067,741
Insurance	1,480,010	–	–	1,480,010
Materials	3,219,778	–	–	3,219,778
Media	574,380	–	–	574,380
Pharmaceuticals, Biotechnology & Life Sciences	321,850	–	–	321,850
REITS	1,888,212	–	–	1,888,212
Retailing	1,834,725	–	–	1,834,725
Semiconductors & Semiconductor Equipment	1,022,440	–	–	1,022,440
Software & Services	2,620,485	–	–	2,620,485
Technology Hardware & Equipment	582,112	–	–	582,112
Telecommunication Services	389,592	–	–	389,592
Transportation	1,344,118	–	–	1,344,118
Utilities	1,963,468	–	–	1,963,468
Total Common Stocks	$31,473,002	$–	$–	$31,473,002

Total Investments	$31,473,002	$–	$–	$31,473,002

No transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.
(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title)  /s/ Stathy M. White
                                                  Stathy M. White
                                                  President (Principal Executive Officer)

Date  March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Stathy M. White
                                                  Stathy M. White
                                                  President (Principal Executive Officer)

Date  March 31, 2016

By (Signature and Title)  /s/ David M. Sullivan II
                                                  David M. Sullivan II
                                                  Treasurer (Principal Financial Officer)
Date  March 31, 2016